Other long-term investment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Cost-method Investments [Line Items]
Henan Lianhe Real Estate Co., Ltd.	$ 241,648	$ 241,648
Henan Lianhe Real Estate Co., Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Initial Cost	241,648
Cost method investment, ownership interest	1.85%	1.85%
Henan Lianhe Real Estate Co., Ltd.	$ 241,648	$ 241,648